Non-Controlling Interests - Share of Ownership and Equity Participation in TransAlta Renewables (Details) - TransAlta Renewables	1 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended	19 Months Ended
	Jan. 05, 2016	Dec. 31, 2017	Nov. 25, 2015	May 06, 2015	Jul. 31, 2017
Disclosure of subsidiaries [line items]
Equity participation percentage	66.60%	64.00%	76.10%	70.30%	64.00%
Proportion of equity participation in subsidiary	62.00%	64.00%	72.80%	70.30%	59.80%